TAXES ON INCOME	12 Months Ended
Dec. 31, 2025
Income Tax Disclosure [Abstract]
TAXES ON INCOME

NOTE 8 - TAXES ON INCOME:

a.	Israeli corporate tax

1)	Tax benefits under the Law for the Encouragement of Industry (Taxes), 1969:

The Company is an “Industrial Company”, as defined by this law. As such, the Company is entitled to claim depreciation at increased rates for equipment used in industrial activity, as stipulated by regulations published under the Income Tax (Inflationary Adjustments) Law, 1985.

2)	Tax benefits under the Law for the Encouragement of Capital Investments, 1959 (the “Investment Law”):

On February 18, 2018 and on February 16, 2022, the Company received a status of “Preferred Technological Enterprise” as defined under the Investment Law (the “Approvals”).  In accordance with the Approvals, starting in 2017 and until 2026, income originating from granting the right of use as defined in the Approval, will be defined as Technologic Preferred Income, as defined under the Law, and will be subject to a tax rate of 7.5%. The reduced tax rate applies only with respect to the revenue attributable to the portion of intellectual property developed in Israel. The Preferred Technological Income is calculated for each tax year by applying the “Nexus” formula as detailed in the Israeli regulations.

Dividends distributed from income which is attributed to a “Preferred Technological Enterprise” will be subject to withholding tax of 20%, subject to a reduced tax rate under the provisions of an applicable double taxation treaty.

b.	Other applicable tax rates:

1)	Income from other sources in Israel

The tax rate relevant to corporates in Israel is 23%.

2)	Income of non-Israeli subsidiaries

Non-Israeli subsidiaries are taxed according to the tax laws in their respective countries of residence.

c.	Deferred income taxes:

1)	Provided in respect of the following:
	December 31,
	2 0 2 5	2 0 2 4
	U.S. dollars in thousands

Research and development expenses, which are recognized for tax purposes over three years	$78	$87
Carryforward tax losses, see (2) below	1,194	880
Other	69	21
Less - valuation allowance, see (2) below	(1,194)	(880)
	$147	$108

Deferred income tax assets are presented in the balance sheet among non-current assets. Also, as of December 31, 2025 and 2024, the Company has deferred income tax liability in the amount of $413 thousand and $40 thousand, respectively, which is calculated on temporary difference on intangible assets, which were recorded as a part of Message Mobile’s and aurenz’s acquisitions. Deferred income tax liability is presented in the balance sheet among long-term liabilities.

2)
As of December 31, 2025 and 2024, the Company has provided valuation allowances in respect of deferred tax assets in certain subsidiaries resulting from tax losses carryforward due to uncertainty concerning their realization.

d.	The components of income before taxes on income are as follows:
	Years Ended December 31,
	2 0 2 5	2 0 2 4	2 0 2 3
	In thousands

Domestic	1,753	3,757	4,830
Foreign	1,014	1,207	696
	2,767	4,964	5,526

e.	Taxes on income included in the statements of operations:

1)	As follows:
	Years Ended December 31,
	2 0 2 5	2 0 2 4	2 0 2 3
	U.S. dollars in thousands
Current:
Domestic	$202	$252	$308
Foreign	60	125	45
	262	377	353
Deferred:
Domestic	(38)	(6)	12
Foreign	(61)	(37)	(6)
	(99)	(43)	6
	$163	$334	$359

2)
A reconciliation of the accrual for income taxes for the year ended December 31, 2025, to the amount computed by applying tax rates applicable to companies in Israel (see b(1) above), and the actual tax expense after the adoption of ASU 2023-09 is as follows:

	U.S. dollars in thousands	Percent

Income before taxes on income, as reported in the statements of operations	$2,767	100%

Theoretical tax expense	636	23%
Less - tax benefits arising from Technologic Preferred Enterprise status in Israel, see a. above	(272)	(9.82)%
	364	13.18%

Foreign tax effects	(115)	(4.15)%
Changes in valuation allowance	(102)	(3.68)%
Non-taxable or non-deductible items	4	0.13%
Other adjustments	12	0.4%
Taxes on income for the reported years:	$163	5.88%

3)
A reconciliation of the accrual for income taxes for the years ended December 31, 2024, and 2023 to the amount computed by applying tax rates applicable to companies in Israel (see b(1) above), and the actual tax expense for years prior to the adoption of ASU 2023-09 is as follows:

	Years Ended December 31,
	2 0 2 4	2 0 2 3
	U.S. dollars in thousands

Income before taxes on income, as reported in the statements of operations	$4,964	$5,526

Theoretical tax expense	1,142	1,271
Less - tax benefits arising from Technologic Preferred Enterprise status in Israel, see a. above	(583)	(757)
	559	514
Increase (decrease) in taxes resulting from other differences:
Disallowable deductions	120	140
Taxes on income from previous years	(44)	(88)
Changes in valuation allowance	(229)	(178)
Other	(72)	(29)
Taxes on income for the reported years:	$334	$359

f.	Tax assessments:

The Company received final tax assessments through the 2021 tax year.

For the US subsidiary, any tax years starting 2022 and any tax attributes carryforwards from prior periods remain subject to Federal tax examination in future periods (under the standard US statute of limitation and subject to tax filing).

The other subsidiaries received final tax assessments through tax years 2019 until 2020.